Quarterly Financial Data (Unaudited) (Restated) (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Change in fair value of warrant liability				$ 19,714
Total other (expenses) income				19,963	(245)
Income before income tax				50,632	26,594
Net income				48,959	26,403
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders				48,990	26,323
Comprehensive income				55,454	25,429
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders				$ 55,458	$ 25,355
Earnings per ordinary share
Basic				$ 0.91	$ 0.64
Dilutive				$ 0.83	$ 0.57
As previously reported [Member]
Change in fair value of warrant liability
Total other (expenses) income	10	(57)	(46)
Income before income tax	8,581	2,837	11,420	30,918
Net income	9,040	2,841	11,884	29,245
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	9,076	2,901	11,978	29,276
Comprehensive income	9,148	1,755	10,905	35,740
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 9,183	$ 1,822	$ 11,007	$ 35,744
Earnings per ordinary share
Basic	$ 0.17	$ 0.06	$ 0.24	$ 0.54
Dilutive	$ 0.16	$ 0.06	$ 0.23	$ 0.5
Restatement Impacts [Member]
Change in fair value of warrant liability	$ 95	$ 18,117	$ 18,213	$ 19,714
Total other (expenses) income	95	18,117	18,213
Income before income tax	95	18,117	18,213	19,714
Net income	95	18,117	18,213	19,714
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	95	18,117	18,213	19,714
Comprehensive income	95	18,117	18,213	19,714
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 95	$ 18,117	$ 18,213	$ 19,714
Earnings per ordinary share
Basic		$ 0.40	$ 0.36	$ 0.37
Dilutive		$ 0.35	$ 0.36	$ 0.33
As Restated [Member]
Change in fair value of warrant liability	$ 95	$ 18,117	$ 18,213	$ 19,714
Total other (expenses) income	105	18,060	18,167
Income before income tax	8,676	20,954	29,633	50,632
Net income	9,135	20,959	30,097	48,959
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	9,171	21,018	30,191	48,990
Comprehensive income	9,243	19,872	29,118	55,454
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 9,278	$ 19,939	$ 29,220	$ 55,458
Earnings per ordinary share
Basic	$ 0.17	$ 0.46	$ 0.6	$ 0.91
Dilutive	$ 0.16	$ 0.41	$ 0.59	$ 0.83